Property, plant and equipment (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 2,645
Balance at end of period	2,695
Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,244
Balance at end of period	1,382
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,123
Balance at end of period	1,044
Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	278
Balance at end of period	269
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	4,287
Additions	303
Effects of foreign exchange	(49)
Balance at end of period	4,541
Costs | Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	2,098
Additions	297
Effects of foreign exchange	(20)
Balance at end of period	2,375
Costs | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,830
Additions	6
Effects of foreign exchange	(20)
Balance at end of period	1,816
Costs | Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	359
Additions	0
Effects of foreign exchange	(9)
Balance at end of period	350
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(1,642)
Additions	(226)
Effects of foreign exchange	22
Balance at end of period	(1,846)
Accumulated depreciation | Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(854)
Additions	(150)
Effects of foreign exchange	11
Balance at end of period	(993)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(707)
Additions	(73)
Effects of foreign exchange	8
Balance at end of period	(772)
Accumulated depreciation | Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(81)
Additions	(3)
Effects of foreign exchange	3
Balance at end of period	$ (81)